Taxation - Summary of Reconciliation of Difference Between Statutory EIT Rate and Effective Tax Rate (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (65,457)	$ (36,536)	$ (33,363)
Income tax at statutory rates in the PRC	(16,364)	(9,134)	(8,341)
Non-deductible expenses	4,173	1,763	2,336
Different tax rates in other jurisdictions	6,278	2,661	471
Change in valuation allowance	6,985	4,823	5,537
Income tax expense	$ 1,072	$ 113	$ 3
Income tax at statutory rates in the PRC, Percent	25.00%	25.00%	25.00%
Non-deductible expenses, Percent	(6.00%)	(5.00%)	(7.00%)
Different tax rates in other jurisdictions, Percent	(9.00%)	(7.00%)	(1.00%)
Change in valuation allowance, Percent	(10.00%)	(13.00%)	(17.00%)
Effective tax rate	0.00%	0.00%	0.00%